S000002880 [Member] Expense Example - BlackRock Equity Dividend V.I. Fund	Dec. 31, 2025 USD ($)
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	468
Expense Example, with Redemption, 10 Years	1,066
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	603
Expense Example, with Redemption, 10 Years	$ 1,357